401(k) Plan	12 Months Ended
Jun. 30, 2023
401(k) Plan [Abstract]
401(k) Plan

Note 7 – 401(k) Plan

The Company has a 401(k) savings plan (the 401(k) plan). The 401(k) plan is a defined contribution plan intended to qualify under Section 401(k) of the Internal Revenue Code. All full-time employees of the Company are eligible to participate pursuant to the terms of the 401(k) plan. The Company made contributions of $50,034 and $15,484 for the years ended June 30, 2023 and 2022, respectively.